STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 105.4%
Automobiles & Components - .3%
Aptiv	25,138		1,237,795
BorgWarner	19,611	[a]	477,920
Ford Motor	380,375		1,837,211
General Motors	122,153		2,538,339
Harley-Davidson	15,341	[a]	290,405
			6,381,670
Banks - 4.4%
Bank of America	789,018		16,750,852
Citigroup	213,165		8,978,510
Citizens Financial Group	42,866		806,309
Comerica	14,329		420,413
Fifth Third Bancorp	71,140		1,056,429
First Republic Bank	16,314		1,342,316
Huntington Bancshares	105,000		862,050
JPMorgan Chase & Co.	305,405		27,495,612
KeyCorp	99,628		1,033,142
M&T Bank	12,962		1,340,660
People's United Financial	42,625		471,006
Regions Financial	94,852		850,822
SVB Financial Group	5,106	[b]	771,414
The PNC Financial Services Group	42,713		4,088,488
Truist Financial	130,338		4,019,624
U.S. Bancorp	139,349		4,800,573
Wells Fargo & Co.	375,467		10,775,903
Zions Bancorp	16,893	[a]	452,057
			86,316,180
Capital Goods - 6.0%
3M	55,850		7,624,084
A.O. Smith	14,483	[a]	547,602
Allegion	8,759		806,003
AMETEK	21,772		1,568,019
Arconic	37,822		607,421
Caterpillar	53,965		6,262,099
Cummins	15,176		2,053,616
Deere & Co.	30,623		4,230,874
Dover	14,604		1,225,860
Eaton	40,459		3,143,260
Emerson Electric	59,837		2,851,233
Fastenal	55,380		1,730,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Capital Goods - 6.0% (continued)
Flowserve	13,523		323,064
Fortive	28,424		1,568,721
Fortune Brands Home & Security	13,088		566,056
General Dynamics	23,020		3,045,776
General Electric	846,751		6,723,203
Honeywell International	69,577		9,308,707
Huntington Ingalls Industries	4,050		737,951
IDEX	7,267		1,003,645
Illinois Tool Works	28,584		4,062,358
Ingersoll Rand	30,086	[b]	746,133
Jacobs Engineering Group	12,902		1,022,742
Johnson Controls International	75,872		2,045,509
L3Harris Technologies	21,333		3,842,500
Lockheed Martin	24,048		8,151,070
Masco	27,338		945,075
Northrop Grumman	15,366		4,648,983
PACCAR	34,087		2,083,738
Parker-Hannifin	12,713		1,649,257
Pentair	15,827		471,012
Quanta Services	13,584		431,020
Raytheon	27,030		3,544,985
Rockwell Automation	11,312		1,707,094
Roper Technologies	9,956		3,104,380
Snap-on	5,356	[a]	582,840
Stanley Black & Decker	14,661		1,466,100
Textron	23,448		625,358
The Boeing Company	51,935		7,745,586
Trane Technologies	23,416		1,933,927
TransDigm Group	4,720	[b]	1,511,297
United Rentals	7,291	[b]	750,244
United Technologies	78,391		7,394,623
W.W. Grainger	4,475		1,112,038
Westinghouse Air Brake Technologies	17,409		837,895
Xylem	16,898		1,100,567
			119,444,150
Commercial & Professional Services - .8%
Cintas	8,334	[b]	1,443,615
Copart	19,568	[b]	1,340,799
Equifax	11,489		1,372,361
IHS Markit	38,396		2,303,760
Nielsen Holdings	32,535	[a]	407,989
Republic Services	20,661		1,550,815
Robert Half International	12,434	[a]	469,384
Rollins	13,864	[a]	501,045

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Commercial & Professional Services - .8% (continued)
Verisk Analytics	15,984		2,227,850
Waste Management	38,112		3,527,647
			15,145,265
Consumer Durables & Apparel - 1.1%
Capri Holdings	13,970	[b]	150,736
D.R. Horton	31,838		1,082,492
Garmin	13,756		1,031,150
Hanesbrands	34,088	[a]	268,273
Hasbro	12,215		873,983
Leggett & Platt	13,562		361,834
Lennar, Cl. A	28,351		1,083,008
Mohawk Industries	5,952	[b]	453,780
Newell Brands	40,827		542,183
NIKE, Cl. B	120,911		10,004,176
NVR	334	[b]	858,083
PulteGroup	24,899		555,746
PVH	7,721		290,618
Ralph Lauren	5,045		337,157
Tapestry	26,775		346,736
Under Armour, Cl. A	16,914	[b]	155,778
Under Armour, Cl. C	16,990	[b]	136,939
VF	31,457		1,701,195
Whirlpool	6,224	[a]	534,019
			20,767,886
Consumer Services - 1.6%
Carnival	38,151	[a]	502,449
Chipotle Mexican Grill	2,437	[b]	1,594,773
Darden Restaurants	12,205		664,684
H&R Block	20,599	[a]	290,034
Hilton Worldwide Holdings	27,704		1,890,521
Las Vegas Sands	32,628		1,385,711
Marriott International, Cl. A	26,407		1,975,508
McDonald's	73,556		12,162,485
MGM Resorts International	49,579		585,032
Norwegian Cruise Line Holdings	20,819	[b]	228,176
Royal Caribbean Cruises	16,660		535,952
Starbucks	115,141		7,569,369
Wynn Resorts	9,461	[a]	569,458
Yum! Brands	29,195		2,000,733
			31,954,885
Diversified Financials - 5.0%
American Express	65,823		5,635,107
Ameriprise Financial	12,495		1,280,488
Berkshire Hathaway, Cl. B	190,077	[b]	34,751,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Diversified Financials - 5.0% (continued)
BlackRock	11,409		5,019,618
Capital One Financial	45,942		2,316,396
Cboe Global Markets	10,539		940,606
CME Group	34,757		6,009,833
Discover Financial Services	30,765		1,097,388
E*TRADE Financial	22,771		781,501
Franklin Resources	28,607	[a]	477,451
Intercontinental Exchange	54,306		4,385,210
Invesco	37,067	[a]	336,568
MarketAxess Holdings	3,617		1,202,906
Moody's	15,805		3,342,758
Morgan Stanley	114,311		3,886,574
MSCI	8,216		2,374,095
Nasdaq	11,253		1,068,472
Northern Trust	20,899		1,577,039
Raymond James Financial	12,526		791,643
S&P Global	23,592		5,781,220
State Street	35,663		1,899,768
Synchrony Financial	59,387		955,537
T. Rowe Price Group	22,953		2,241,360
The Bank of New York Mellon	81,916		2,758,931
The Charles Schwab	111,473		3,747,722
The Goldman Sachs Group	31,082		4,804,966
			99,464,935
Energy - 2.8%
Apache	36,754	[a]	153,632
Baker Hughes	62,685		658,193
Cabot Oil & Gas	41,368		711,116
Chevron	183,666		13,308,438
Concho Resources	19,447		833,304
ConocoPhillips	107,031		3,296,555
Devon Energy	38,703		267,438
Diamondback Energy	15,679	[a]	410,790
EOG Resources	56,051		2,013,352
Exxon Mobil	411,102		15,609,543
Halliburton	83,480		571,838
Helmerich & Payne	10,009	[a]	156,641
Hess	24,946		830,702
HollyFrontier	15,257		373,949
Kinder Morgan	187,577		2,611,072
Marathon Oil	83,404	[a]	274,399
Marathon Petroleum	63,422		1,498,028
National Oilwell Varco	36,875	[a]	362,481
Noble Energy	46,928		283,445

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Energy - 2.8% (continued)
Occidental Petroleum	86,974	[a]	1,007,159
ONEOK	39,719		866,271
Phillips 66	43,160		2,315,534
Pioneer Natural Resources	16,413		1,151,372
Schlumberger	133,114		1,795,708
TechnipFMC	42,561		286,861
The Williams Companies	117,434		1,661,691
Valero Energy	40,148		1,821,113
			55,130,625
Food & Staples Retailing - 1.8%
Costco Wholesale	42,904		12,233,218
Sysco	49,376		2,253,027
The Kroger Company	77,595		2,337,161
Walgreens Boots Alliance	73,696		3,371,592
Walmart	137,442		15,616,160
			35,811,158
Food, Beverage & Tobacco - 4.2%
Altria Group	181,339		7,012,379
Archer-Daniels-Midland	54,408		1,914,073
Brown-Forman, Cl. B	17,426	[a]	967,317
Campbell Soup	16,559		764,363
Conagra Brands	46,939		1,377,190
Constellation Brands, Cl. A	15,936		2,284,585
General Mills	58,607		3,092,691
Hormel Foods	26,601	[a]	1,240,671
Kellogg	24,614		1,476,594
Lamb Weston Holdings	13,916		794,604
McCormick & Co.	11,656	[b]	1,645,944
Molson Coors Beverage, Cl. B	17,922		699,137
Mondelez International, Cl. A	139,795		7,000,934
Monster Beverage	37,648	[b]	2,118,076
PepsiCo	135,094		16,224,789
Philip Morris International	151,082		11,022,943
The Coca-Cola Company	374,575		16,574,944
The Hershey Company	14,348		1,901,110
The J.M. Smucker Company	11,004		1,221,444
The Kraft Heinz Company	58,974		1,459,017
Tyson Foods, Cl. A	28,200		1,631,934
			82,424,739
Health Care Equipment & Services - 7.1%
Abbott Laboratories	171,061		13,498,424
ABIOMED	4,354	[b]	632,027
Align Technology	6,953	[b]	1,209,474
AmerisourceBergen	15,169		1,342,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Health Care Equipment & Services - 7.1% (continued)
Anthem	24,791		5,628,549
Baxter International	49,133		3,989,108
Becton Dickinson & Co.	26,259		6,033,530
Boston Scientific	135,320	[b]	4,415,492
Cardinal Health	28,800		1,380,672
Centene	56,071	[b]	3,331,178
Cerner	30,823		1,941,541
Cigna	36,409		6,450,947
CVS Health	126,093		7,481,098
Danaher	61,774		8,550,139
DaVita	9,676	[b]	735,957
Dentsply Sirona	22,663		880,004
Edwards Lifesciences	20,046	[b]	3,781,077
HCA Healthcare	25,654		2,305,012
Henry Schein	14,504	[b]	732,742
Hologic	26,828	[b]	941,663
Humana	12,922		4,057,766
IDEXX Laboratories	8,425	[b]	2,040,872
Intuitive Surgical	11,209	[b]	5,550,809
Laboratory Corp. of America Holdings	9,280	[b]	1,172,899
McKesson	16,323		2,207,849
Medtronic	129,747		11,700,584
Quest Diagnostics	12,828		1,030,088
ResMed	13,894		2,046,447
STERIS	7,749		1,084,628
Stryker	30,974		5,156,861
Teleflex	4,405		1,290,048
The Cooper Companies	4,705		1,297,027
UnitedHealth Group	92,043		22,953,683
Universal Health Services, Cl. B	8,067		799,278
Varian Medical Systems	9,102	[b]	934,411
Zimmer Biomet Holdings	19,850		2,006,438
			140,590,779
Household & Personal Products - 2.2%
Church & Dwight	23,552		1,511,567
Colgate-Palmolive	83,378		5,532,964
Coty, Cl. A	31,079		160,368
Kimberly-Clark	33,032		4,223,802
The Clorox Company	12,395		2,147,434
The Estee Lauder Companies, Cl. A	21,586		3,439,513
The Procter & Gamble Company	241,904		26,609,440
			43,625,088
Insurance - 2.2%
Aflac	71,285		2,440,798

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Insurance - 2.2% (continued)
American International Group	84,529		2,049,828
Aon	23,076		3,808,463
Arthur J. Gallagher & Co.	17,897		1,458,784
Assurant	5,877		611,737
Chubb	44,149		4,931,002
Cincinnati Financial	14,383		1,085,197
Everest Re Group	4,026		774,683
Globe Life	9,670		695,950
Lincoln National	19,958		525,295
Loews	25,862		900,773
Marsh & McLennan	49,631		4,291,096
MetLife	76,495		2,338,452
Principal Financial Group	25,673		804,592
Prudential Financial	38,820		2,024,075
The Allstate	31,790		2,916,097
The Hartford Financial Services Group	35,012		1,233,823
The Progressive	56,641		4,182,371
The Travelers Companies	25,447		2,528,159
Unum Group	21,629		324,651
Willis Towers Watson	12,545		2,130,768
WR Berkley	13,911		725,737
			42,782,331
Materials - 2.6%
Air Products & Chemicals	21,268		4,245,305
Albemarle	10,159	[a]	572,663
Amcor	156,656	[a]	1,272,047
Avery Dennison	8,174		832,685
Ball	32,518		2,102,614
Celanese	11,858		870,259
CF Industries Holdings	20,514		557,981
Corteva	72,854		1,712,069
Dow	72,870		2,130,719
DuPont de Nemours	72,863		2,484,628
Eastman Chemical	13,764		641,127
Ecolab	24,359		3,795,863
FMC	12,626		1,031,418
Freeport-McMoRan	140,492		948,321
International Flavors & Fragrances	10,257	[a]	1,047,035
International Paper	37,447		1,165,725
Linde	52,227		9,035,271
LyondellBasell Industries, Cl. A	25,168		1,249,088
Martin Marietta Materials	5,913		1,118,917
Newmont	79,286		3,590,070
Nucor	30,626		1,103,149

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Materials - 2.6% (continued)
Packaging Corp. of America	9,232		801,615
PPG Industries	23,130		1,933,668
Sealed Air	14,502		358,344
The Mosaic Company	33,778		365,478
The Sherwin-Williams Company	7,955		3,655,482
Vulcan Materials	12,712		1,373,786
WestRock	25,043		707,715
			50,703,042
Media & Entertainment - 9.0%
Activision Blizzard	74,278		4,418,055
Alphabet, Cl. A	29,112	[b]	33,826,688
Alphabet, Cl. C	29,101	[b]	33,838,934
Charter Communications, Cl. A	15,340	[b]	6,692,995
Comcast, Cl. A	441,045		15,163,127
Discovery, Cl. A	14,333	[b]	278,634
Discovery, Cl. C	34,944	[b]	612,918
DISH Network, Cl. A	23,159	[b]	462,948
Electronic Arts	28,551	[b]	2,859,954
Facebook, Cl. A	233,808	[b]	38,999,174
Fox, Cl. A	33,690		796,095
Fox, Cl. B	15,868		363,060
Live Nation Entertainment	12,512	[a,b]	568,796
Netflix	42,379	[b]	15,913,314
News Corp., Cl. A	36,334		326,098
News Corp., Cl. B	9,746		87,617
Omnicom Group	21,152	[a]	1,161,245
Take-Two Interactive Software	11,051	[b]	1,310,759
The Interpublic Group of Companies	35,615		576,607
The Walt Disney Company	175,068	[b]	16,911,569
Twitter	74,339	[b]	1,825,766
ViacomCBS, Cl. B	53,761		753,192
			177,747,545
Pharmaceuticals Biotechnology & Life Sciences - 9.1%
AbbVie	142,987		10,894,180
Agilent Technologies	30,733		2,201,097
Alexion Pharmaceuticals	21,733	[b]	1,951,406
Allergan	31,595		5,595,475
Amgen	57,833		11,724,484
Biogen	17,617	[b]	5,573,666
Bristol-Myers Squibb	227,478		12,679,624
Eli Lilly & Co.	82,366		11,425,812
Gilead Sciences	122,237		9,138,438
Illumina	14,263	[b]	3,895,511
Incyte	16,915	[b]	1,238,685

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.1% (continued)
IQVIA Holdings	17,375	[b]	1,874,068
Johnson & Johnson	256,174		33,592,097
Merck & Co.	248,217		19,097,816
Mettler-Toledo International	2,458	[b]	1,697,274
Mylan	48,602	[b]	724,656
PerkinElmer	10,394		782,460
Perrigo	13,029	[a]	626,565
Pfizer	537,655		17,549,059
Regeneron Pharmaceuticals	7,621	[b]	3,721,258
Thermo Fisher Scientific	38,760		10,992,336
Vertex Pharmaceuticals	24,672	[b]	5,870,702
Waters	6,512	[b]	1,185,510
Zoetis	46,247		5,442,809
			179,474,988
Real Estate - 3.1%
Alexandria Real Estate Equities	10,841	[c]	1,485,867
American Tower	42,942	[c]	9,350,620
Apartment Investment & Management, Cl. A	14,738	[c]	518,041
AvalonBay Communities	13,365	[c]	1,966,927
Boston Properties	14,020	[c]	1,293,065
CBRE Group, Cl. A	32,385	[b]	1,221,238
Crown Castle International	39,983	[c]	5,773,545
Digital Realty Trust	24,664	[c]	3,426,076
Duke Realty	34,773	[c]	1,125,950
Equinix	8,276	[c]	5,168,941
Equity Residential	33,949	[c]	2,094,993
Essex Property Trust	6,406	[c]	1,410,857
Extra Space Storage	12,324	[c]	1,180,146
Federal Realty Investment Trust	7,039	[c]	525,180
Healthpeak Properties	47,306	[c]	1,128,248
Host Hotels & Resorts	71,740	[c]	792,010
Iron Mountain	27,062	[a,c]	644,076
Kimco Realty	40,544	[a,c]	392,060
Mid-America Apartment Communities	10,982	[c]	1,131,475
Prologis	70,330	[c]	5,652,422
Public Storage	14,486	[c]	2,877,064
Realty Income	31,557	[c]	1,573,432
Regency Centers	16,399	[c]	630,214
SBA Communications	10,849	[c]	2,928,905
Simon Property Group	29,865	[c]	1,638,394
SL Green Realty	8,687	[c]	374,410
UDR	28,172	[c]	1,029,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Real Estate - 3.1% (continued)
Ventas	35,704	[c]	956,867
Vornado Realty Trust	15,485	[c]	560,712
Welltower	39,152	[c]	1,792,379
Weyerhaeuser	72,410	[c]	1,227,350
			61,870,869
Retailing - 7.3%
Advance Auto Parts	6,934		647,081
Amazon.com	40,454	[b]	78,873,973
AutoZone	2,333	[b]	1,973,718
Best Buy	22,663		1,291,791
Booking Holdings	4,079	[b]	5,487,560
CarMax	16,326	[a,b]	878,829
Dollar General	25,204		3,806,056
Dollar Tree	23,040	[b]	1,692,749
eBay	74,807		2,248,698
Expedia Group	13,420		755,143
Genuine Parts	13,629		917,641
Kohl's	15,638	[a]	228,158
L Brands	21,095	[a]	243,858
LKQ	29,347	[b]	601,907
Lowe's	74,648		6,423,460
Macy's	29,988	[a]	147,241
Nordstrom	11,477	[a]	176,057
O'Reilly Automotive	7,437	[b]	2,238,909
Ross Stores	35,395		3,078,303
Target	49,024		4,557,761
The Gap	19,500	[a]	137,280
The Home Depot	106,081		19,806,384
The TJX Companies	118,120		5,647,317
Tiffany & Co.	10,062		1,303,029
Tractor Supply	11,426		966,068
Ulta Beauty	5,371	[b]	943,685
			145,072,656
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices	112,786	[b]	5,129,507
Analog Devices	35,946		3,222,559
Applied Materials	89,497		4,100,753
Broadcom	38,509		9,130,484
Intel	424,119		22,953,320
KLA	15,451		2,220,927
Lam Research	14,058		3,373,920
Maxim Integrated Products	26,447		1,285,589
Microchip Technology	23,051	[a]	1,562,858
Micron Technology	108,049	[b]	4,544,541

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Semiconductors & Semiconductor Equipment - 4.8% (continued)
NVIDIA	59,453		15,671,811
Qorvo	10,895	[b]	878,464
Qualcomm	111,191		7,522,071
Skyworks Solutions	16,985		1,518,119
Texas Instruments	90,488		9,042,466
Xilinx	24,431		1,904,152
			94,061,541
Software & Services - 14.9%
Accenture, Cl. A	61,388		10,022,205
Adobe	46,997	[b]	14,956,325
Akamai Technologies	15,907	[b]	1,455,331
Alliance Data Systems	4,037		135,845
ANSYS	8,392	[b]	1,950,888
Autodesk	21,269	[b]	3,320,091
Automatic Data Processing	42,115		5,756,278
Broadridge Financial Solutions	11,453		1,086,088
Cadence Design Systems	27,003	[b]	1,783,278
Citrix Systems	12,042		1,704,545
Cognizant Technology Solutions, Cl. A	53,651		2,493,162
DXC Technology	26,162		341,414
Fidelity National Information Services	59,293		7,212,401
Fiserv	55,128	[b]	5,236,609
FleetCor Technologies	8,349	[b]	1,557,422
Fortinet	13,767	[b]	1,392,807
Gartner	8,783	[b]	874,523
Global Payments	29,011		4,184,257
International Business Machines	86,010		9,541,089
Intuit	25,032		5,757,360
Jack Henry & Associates	7,339		1,139,306
Leidos Holdings	12,424		1,138,660
Mastercard, Cl. A	86,362		20,861,605
Microsoft	741,350		116,918,308
Nortonlifelock	55,477		1,037,975
Oracle	211,397		10,216,817
Paychex	30,744		1,934,412
Paycom Software	4,343	[a,b]	877,329
PayPal Holdings	113,887	[b]	10,903,541
salesforce.com	86,055	[b]	12,390,199
ServiceNow	18,121	[b]	5,193,116
Synopsys	14,615	[b]	1,882,266
The Western Union Company	41,493	[a]	752,268
Verisign	10,408	[b]	1,874,377

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Software & Services - 14.9% (continued)
Visa, Cl. A	166,576	[a]	26,838,725
			294,720,822
Technology Hardware & Equipment - 7.2%
Amphenol, Cl. A	28,682		2,090,344
Apple	406,238		103,302,261
Arista Networks	4,972	[b]	1,007,079
CDW	13,909		1,297,292
Cisco Systems	412,806		16,227,404
Corning	77,539		1,592,651
F5 Networks	6,076	[b]	647,884
FLIR Systems	13,035		415,686
Hewlett Packard Enterprise	126,764		1,230,878
HP	147,001		2,551,937
IPG Photonics	3,631	[b]	400,427
Juniper Networks	33,390		639,085
Keysight Technologies	17,807	[b]	1,490,090
Motorola Solutions	16,584		2,204,345
NetApp	22,627		943,320
Seagate Technology	23,527		1,148,118
TE Connectivity	32,041		2,017,942
Western Digital	28,434		1,183,423
Xerox Holdings	17,746		336,109
Zebra Technologies, Cl. A	4,947	[b]	908,269
			141,634,544
Telecommunication Services - 2.3%
AT&T	709,775		20,689,941
CenturyLink	92,857	[a]	878,427
T-Mobile US	30,449	[b]	2,554,671
Verizon Communications	401,841		21,590,917
			45,713,956
Transportation - 1.9%
Alaska Air Group	11,811		336,259
American Airlines Group	40,267	[a]	490,855
C.H. Robinson Worldwide	12,988	[a]	859,806
CSX	75,858		4,346,663
Delta Air Lines	56,248		1,604,755
Expeditors International of Washington	16,353	[b]	1,091,072
FedEx	23,176		2,810,322
J.B. Hunt Transport Services	8,273		763,019
Kansas City Southern	9,423		1,198,417
Norfolk Southern	25,486		3,720,956
Old Dominion Freight Line	9,206		1,208,314
Southwest Airlines	46,439		1,653,693
Union Pacific	67,607		9,535,291

Description	Shares		Value ($)
Common Stocks - 105.4% (continued)
Transportation - 1.9% (continued)
United Airlines Holdings	21,604	[b]	681,606
United Parcel Service, Cl. B	67,712		6,325,655
			36,626,683
Utilities - 3.7%
AES	64,148		872,413
Alliant Energy	23,207		1,120,666
Ameren	23,490		1,710,777
American Electric Power	47,859		3,827,763
American Water Works	17,152		2,050,693
Atmos Energy	11,178		1,109,193
CenterPoint Energy	47,561		734,817
CMS Energy	27,189		1,597,354
Consolidated Edison	31,626		2,466,828
Dominion Energy	79,433		5,734,268
DTE Energy	18,579		1,764,448
Duke Energy	70,105	[a]	5,670,092
Edison International	34,322		1,880,502
Entergy	19,156		1,800,089
Evergy	22,946		1,263,177
Eversource Energy	30,833		2,411,449
Exelon	93,659		3,447,588
FirstEnergy	51,952		2,081,717
NextEra Energy	47,258		11,371,220
NiSource	35,072		875,748
NRG Energy	24,777		675,421
Pinnacle West Capital	10,722		812,620
PPL	69,942		1,726,169
Public Service Enterprise Group	48,479		2,177,192
Sempra Energy	27,318		3,086,661
The Southern Company	101,060		5,471,388
WEC Energy Group	30,583		2,695,280
Xcel Energy	50,637		3,053,411
			73,488,944
Total Common Stocks (cost $783,772,189)			2,080,955,281
	Principal Amount ($)
Short-Term Investments - .3%
U.S. Treasury Bills - .3%
0.04%, 12/31/20	1,222,000	[d,e]	1,220,961
0.10%, 2/25/21	450,000	[d,e]	449,476
0.30%, 6/18/20	3,447,000	[d,e]	3,446,382
0.00%, 9/10/20	819,000	[d,e]	818,534
Total Short-Term Investments (cost $5,935,002)			5,935,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $59,607,006)	0.40	59,607,006	[f]	59,607,006

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,427,200)	0.40	1,427,200	[f]	1,427,200
Total Investments (cost $850,741,397)		108.8%		2,147,924,840
Liabilities, Less Cash and Receivables		(8.8%)		(173,586,441)
Net Assets		100.0%		1,974,338,399

a Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $54,429,297 and the value of the collateral was $56,888,194, consisting of cash collateral of $1,427,200 and U.S. Government & Agency securities valued at $55,460,994.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,080,955,281	-	-	2,080,955,281
Investment Companies	61,034,206	-	-	61,034,206
U.S. Treasury Securities	-	5,935,353	-	5,935,353
Liabilities ($)
Other Financial Instruments:
Futures††	(634,096)	-	-	(634,096)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Stock Index Fund, Inc.

March 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	530	6/19/2020	68,731,146	68,097,050	(634,096)
Gross Unrealized Depreciation				(634,096)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2020, accumulated net unrealized appreciation on investments was $1,297,183,443, consisting of $1,378,453,573 gross unrealized appreciation and $81,270,130 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.